Plan’s Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net investment income	$ 130,749,295	$ 95,026,811
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	130,749,295	95,026,811
Plan's interest in the Master Trust investment income	130,749,295	95,026,811
Master Trust
EBP, Master Trust [Line Items]
Interest and dividend income	6,499,499	9,000,268
Net investment income	171,805,957	121,791,762
Plan's interest in the Master Trust investment income	$ 165,306,458	$ 112,791,494